                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  FORM N-CSR/A

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-01545
                                                      ---------

                      Eaton Vance Special Investment Trust
                      ------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                December 31, 2003
                                -----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

[GRAPHIC IMAGES]

ANNUAL REPORT DECEMBER 31, 2003

EATON VANCE
GREATER
INDIA
FUND

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

   The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

   - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

   - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

   - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

      For more information about Eaton Vance's privacy policies, call:
   1-800-262-1122.

                                   IMPORTANT NOTICE
                                 REGARDING DELIVERY OF
                                 SHAREHOLDER DOCUMENTS

   The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

   EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

   If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

   Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE GREATER INDIA FUND as of December 31, 2003

LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS E. FAUST JR.]

Thomas E. Faust Jr.
President

Eaton Vance Greater India Fund, Class A shares, had a total return of 113.81% for the year ended December 31, 2003. That return was the result of an increase in net asset value per share (NAV) from $5.43 on December 31, 2002 to $11.61 on December 31, 2003.(1)

The Fund's Class B shares had a total return of 113.98% during the year ended December 31, 2003. That return resulted from an increase in NAV from $5.15 on December 31, 2002 to $11.02 on December 31, 2003.(1)

The Bombay Stock Exchange (BSE 100) Index - an unmanaged index of common stocks traded in the India market - had a total return of 94.55% for the year ended December 31, 2003.(2)

A ROBUST ECONOMY, LOW INTEREST RATES AND TAX RELIEF PROVIDED THE BACKDROP FOR A MARKET SURGE IN 2003...

The fiscal year ended December 31, 2003 witnessed a major turnaround in India's economy and a strong rally in its stock market. The passage in February of the government's Securitization Bill and Union Budget provided investors a much-needed dose of confidence. Among the bill's features were some tax-reduction measures, which created incentives for India-based investors. Meanwhile, the economic backdrop was improving dramatically. Estimates for GDP growth were revised upward; corporate profit growth proved better than expected; the Reserve Bank of India maintained an accommodative interest rate policy; the Indian government continued to make progress in its privatization campaign; and the region's monsoon season - always a key to the agricultural sector and consumer spending - was very favor- able. Together, these factors helped fuel a rally that made India one of the world's top-performing markets in 2003.

INDIA CONTINUED TO ATTRACT FOREIGN OPERATIONS IN 2003...

With an increasing number of multinational companies establishing operations in India or sending contract work to India-based companies, the nation's outsourcing industry continued its remark- able growth in 2003. India has created a major new industry in recent years with a low-cost, highly efficient work force handling back-office operations, customer call-centers and payroll processing for a growing roster of global companies. The industry has more than doubled in the past two years, now employing more than 170,000 people. In our view, that trend, among others, reflects the growth potential of the Indian economy and suggests the still-emerging investment opportunities in the India market. In the following pages, Portfolio Manager Zaheer Sitabkhan of Lloyd George Investment Management reviews the India market and the Fund's highlights during the past year.

                                                      Sincerely,

                                                      /s/ Thomas E. Faust Jr.
                                                      Thomas E. Faust Jr.
                                                      President
                                                      February 11, 2004

 FUND INFORMATION
 as of December 31, 2003

PERFORMANCE(3)                                              CLASS A     CLASS B
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                     113.81%     113.98%
Five Years                                                    14.97       14.25
Life of Fund+                                                  1.56        1.01

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                     101.56%     108.98%
Five Years                                                    13.63       14.02
Life of Fund+                                                  0.94        1.01

+Inception date: 5/2/94

TEN LARGEST HOLDINGS(4)

Gujurat Mineral Development Corp. Ltd.         4.7%
Divi's Laboratories Ltd.                       3.8
Oil & Natural Gas Corp. Ltd.                   3.8
Larsen & Toubro Ltd.                           3.6
D-Link (India) Ltd.                            3.5
Uniphos Enterprises Ltd.                       3.2
Indian Oil Corp. Ltd.                          3.1
Reliance Industries Ltd.                       3.0
Satyam Computer Services Ltd.                  2.9
Bharat Heavy Electricals Ltd.                  2.9

(1) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2) It is not possible to invest directly in an Index. (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. Class A shares redeemed within 3 months of purchase, including exchanges, are subject to a 1% early redemption fee. The Fund's returns for 2003 reflect the strong stock market period in the region during the period. (4) Ten largest holdings account for 34.5% of the Portfolio's net assets, determined by dividing the total market value of the holdings by the total investments of the Portfolio. Holdings are subject to change.

    Past Performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be higher or lower.

  MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT
      TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE GREATER INDIA FUND as of December 31, 2003

MANAGEMENT DISCUSSION

[PHOTO OF ZAHEER SITABKHAN]

Zaheer Sitabkhan
Portfolio Manager

AN INTERVIEW WITH ZAHEER SITABKHAN, DIRECTOR, LLOYD GEORGE INVESTMENT MANAGEMENT, AND PORTFOLIO MANAGER, SOUTH ASIA PORTFOLIO.

Q: ZAHEER, INDIA'S STOCK MARKET RALLIED STRONGLY IN 2003, WITH THE BOMBAY STOCK EXCHANGE INDEX(1) REACHING A NEW HISTORICAL HIGH. WHAT CONTRIBUTED TO THE MARKET'S SURGE IN THE PAST YEAR?

A: The Indian economy registered better-than-expected growth in recent months. India's Finance Ministry recently indicated that it expects that GDP growth will exceed 7.0% in the fiscal year ending March 31, 2004, a significant increase from previous official estimates. Other measures of the economy - industrial production, wage growth, consumer spending - were equally robust during the year ended 2003. The excellent monsoon season provided a boost to the agricultural sector, which in turn raised rural incomes. Moreover, the strong economy generated good earnings growth for India-based companies during the period.

    Separately, the political climate improved in the region, as India and Pakistan restored diplomatic relations and resumed limited transportation services between the two countries. Together with the government's liberalization of investment rules, this helped attract domestic and foreign investors alike.

Q:  HOW HAVE YOU POSITIONED THE PORTFOLIO IN RECENT MONTHS?

A: The Portfolio's investment emphasis remained India. Of the nations in South Asia, we believe India has the strongest and most modern economy. The Portfolio maintained a broad diversification, with investments in cyclical companies that benefit from an industrial and manufacturing recovery, as well as an exposure to the expanding consumer markets.

    At December 31, the Portfolio's largest sector weightings were: energy, at 11.5%; diversified industry, at 7.8%; auto and parts manufacturers, at 7.7%; engineering, at 6.6% and chemicals, at 6.1%.(2)

Q: THE FUND TURNED IN A VERY STRONG PERFORMANCE IN 2003, OUTPACING ITS BENCHMARK, THE BOMBAY STOCK EXCHANGE INDEX.(1) WHAT CONTRIBUTED TO THE FUND'S STRONG SHOWING?

A: The Portfolio had a large exposure to deep cyclical stocks - companies that are poised to benefit from an uptrend in capital spending, construction and overall industrial activity. This segment of the market made powerful moves in 2003 and performed very well for the Portfolio. Included in this group were energy-related stocks, chemicals and metals producers. As the economic climate strengthened, the demand for basic materials and their by-products - including oil, natural gas, aluminum, steel, plastics and chemicals - rose commensurately.

[CHART]

FIVE LARGEST INDUSTRY WEIGHTINGS(2)

Energy                                 11.5%

Diversified Industry                    7.8%

Auto & Parts                            7.7%

Engineering                             6.6%

Chemicals                               6.1%

[CHART]

REGIONAL DISTRIBUTION(2)

India                                 100.0%

(1) The Bombay Stock Exchange (BSE 100) Index is an unmanaged index of 100 common stocks traded in the India market. It is not possible to invest directly in an Index.

(2) As a percentage of total net assets. Because the Portfolio is actively managed, Five Largest Industry Weightings and Regional Distribution presented at 12/31/03 are subject to change.

Q: ENERGY-RELATED COMPANIES WERE AMONG THE PORTFOLIO'S LARGEST SECTOR WEIGHTINGS. HOW DID THEY DO IN 2003?

A: Energy-related companies turned in a strong showing. Oil and gas prices remained very high, due in part, we believe, to concerns over supply, but more fundamentally, to very strong demand. Global economic growth has pushed up demand, especially in surging economies like India and China. Rising incomes produced more sales of passenger vehicles and a corresponding need for fuel.

    Diversified minerals also performed well, for many of the same reasons as the energy stocks. The Portfolio's largest investment is a leading mining company that produces key strategic minerals used in industrial production and power generation. The company has secured valuable government leases giving it vast mineral rights, a move that has given the company a competitive edge in marketing its products.

Q: ENGINEERING COMPANIES WERE PROMINENT IN THE PORTFOLIO. HAVE THEY BENEFITED FROM THE ECONOMIC REVIVAL?

A: Yes. We saw heightened demand for engineering services, as activity in the construction and infrastructure-related industries heated up. Some of India's leading engineering and construction companies were among the Portfolio's largest holdings and best performers during the period. As India's industrial production gained momentum, so did the need for a wide range of infrastructural improvements, including transportation projects, power generation and oil and gas facilities. In addition to their domestic design and construction work, some of these engineering companies have a growing portfolio of international projects, and joint ventures with some of the leading engineering companies in Europe, Asia and the U.S.

Q: YOU INDICATED THAT THE PORTFOLIO ALSO HAD INVESTMENTS IN INDIA'S GROWING CONSUMER MARKET. COULD YOU EXPAND ON THAT THEME?

A: Yes. As wealth levels have risen in India, we've seen an expanding market for consumer goods, ranging from consumer staples to luxury items. As the growth in these markets improved the prospects for manufacturers of household products, clothing and textile producers and auto makers, these stocks fared very well in 2003. For example, the Portfolio had investments in some of India's major auto manufacturers. India represents one of the fastest-growing auto markets in the world, driven by rising consumer incomes. The Portfolio's investments included participants from its various segments, including passenger cars, motorcycles, scooters and commercial and utility vehicles.

    Elsewhere, the Portfolio had investments in one of India's leading garment and textile manufacturers. As consumer tastes have shifted from commodity garments to branded garments, the company benefited from the growth of its popular brands in 2003.

    In the drug sector, the Portfolio had an investment in a company that produces active pharmaceutical ingredients for generic drug manufacturers. In a smaller portion of its business, the company also creates custom synthesis of new molecules for multinational companies that are researching new drug formulations. With many pharmaceutical manufacturers struggling, the company has carved out a very attractive market niche, registering very strong revenue growth in recent years and realizing earnings growth of more than 60% in 2003.

Q:  DID THE PORTFOLIO HAVE ANY STOCKS THAT WERE ESPECIALLY POOR PERFORMERS IN
    2003?

A: Interestingly, in the major rally we saw in 2003, there were no outright poor performers

EATON VANCE GREATER INDIA FUND as of December 31, 2003

PERFORMANCE

in the Portfolio. There were, however, some stocks whose returns were more modest on a relative basis. For example, the Portfolio had some investments in beverage and tobacco companies. Because these companies are less tied to the economic cycle, they are deemed to have defensive characteristics, and, understandably, trailed some of the deep cyclical stocks.

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE GREATER INDIA FUND CLASS A VS. THE BOMBAY STOCK EXCHANGE INDEX*

May 31, 1994 - December 31, 2003

                     EATON VANCE GREATER INDIA FUND- CLASS A
                                Inception: 5/2/94

                           FUND          FUND         BOMBAY STOCK
                         VALUE AT      VALUE WITH       EXCHANGE
DATE                       NAV        SALES CHARGE       INDEX
------------------------------------------------------------------
 5/31/1994                 10,000            9,425          10,000
 6/30/1994                 10,090            9,510          10,566
 7/31/1994                 10,280            9,689          10,806
 8/31/1994                 11,359           10,706          11,723
 9/30/1994                 10,649           10,038          11,119
10/31/1994                 10,609           10,000          11,043
11/30/1994                 10,410            9,812          10,676
12/31/1994                  9,840            9,275          10,163
 1/31/1995                  9,091            8,569           9,475
 2/28/1995                  8,561            8,070           9,030
 3/31/1995                  8,372            7,891           8,743
 4/30/1995                  7,792            7,345           8,307
 5/31/1995                  8,092            7,627           8,505
 6/30/1995                  8,112            7,646           8,336
 7/31/1995                  8,312            7,834           8,707
 8/31/1995                  7,932            7,476           8,240
 9/30/1995                  7,532            7,100           7,997
10/31/1995                  7,103            6,695           7,775
11/30/1995                  6,234            5,876           6,726
12/31/1995                  6,553            6,177           6,960
 1/31/1996                  6,254            5,895           6,307
 2/29/1996                  7,013            6,610           7,744
 3/31/1996                  7,103            6,695           7,771
 4/30/1996                  7,772            7,326           8,536
 5/31/1996                  7,762            7,316           8,279
 6/30/1996                  7,792            7,345           8,467
 7/31/1996                  7,073            6,667           7,757
 8/31/1996                  6,953            6,554           7,614
 9/30/1996                  6,344            5,979           6,957
10/31/1996                  6,104            5,753           6,770
11/30/1996                  5,894            5,556           6,150
12/31/1996                  6,054            5,706           6,493
 1/31/1997                  6,164            5,810           7,065
 2/28/1997                  6,384            6,017           7,554
 3/31/1997                  6,354            5,989           7,556
 4/30/1997                  6,873            6,478           7,875
 5/31/1997                  6,803            6,412           7,708
 6/30/1997                  7,493            7,062           8,732
 7/31/1997                  7,952            7,495           8,979
 8/31/1997                  7,053            6,648           7,980
 9/30/1997                  7,283            6,864           8,004
10/31/1997                  6,973            6,573           7,971
11/30/1997                  6,384            6,017           6,841
12/31/1997                  6,334            5,970           6,868
 1/31/1998                  5,854            5,518           6,175
 2/28/1998                  6,354            5,989           6,820
 3/31/1998                  6,633            6,252           7,362
 4/30/1998                  6,943            6,544           7,585
 5/31/1998                  6,364            5,998           6,748
 6/30/1998                  5,435            5,122           5,761
 7/31/1998                  5,644            5,320           5,696
 8/31/1998                  5,435            5,122           5,272
 9/30/1998                  5,704            5,377           5,564
10/31/1998                  5,405            5,094           5,091
11/30/1998                  5,375            5,066           5,038
12/31/1998                  5,774            5,443           5,470
 1/31/1999                  6,484            6,111           5,881
 2/28/1999                  6,513            6,139           5,753
 3/31/1999                  7,652            7,213           6,658
 4/30/1999                  6,743            6,356           5,797
 5/31/1999                  6,993            6,591           6,842
 6/30/1999                  7,403            6,977           7,053
 7/31/1999                  8,302            7,825           7,852
 8/31/1999                  9,241            8,710           8,626
 9/30/1999                  9,451            8,908           8,685
10/31/1999                  8,731            8,230           8,163
11/30/1999                  9,940            9,369           8,878
12/31/1999                 11,978           11,290          10,316
 1/31/2000                 11,968           11,281          11,273
 2/29/2000                 12,767           12,034          12,918
 3/31/2000                 11,249           10,603          11,386
 4/30/2000                  9,401            8,861           9,389
 5/31/2000                  8,551            8,060           8,277
 6/30/2000                  9,301            8,766           9,179
 7/31/2000                  8,272            7,797           8,209
 8/31/2000                  8,571            8,079           8,620
 9/30/2000                  7,922            7,467           7,713
10/31/2000                  7,562            7,128           7,041
11/30/2000                  7,822            7,373           7,552
12/31/2000                  7,383            6,959           7,771
 1/31/2001                  7,932            7,476           8,152
 2/28/2001                  7,542            7,109           7,862
 3/31/2001                  6,044            5,697           6,214
 4/30/2001                  5,944            5,603           6,144
 5/31/2001                  6,354            5,989           6,416
 6/30/2001                  5,974            5,631           5,927
 7/31/2001                  5,804            5,471           5,546
 8/31/2001                  5,684            5,358           5,566
 9/30/2001                  4,725            4,454           4,692
10/31/2001                  4,965            4,680           4,904
11/30/2001                  5,425            5,113           5,558
12/31/2001                  5,455            5,141           5,523
 1/31/2002                  5,574            5,254           5,614
 2/28/2002                  5,854            5,518           5,994
 3/31/2002                  5,804            5,471           6,018
 4/30/2002                  5,714            5,386           5,843
 5/31/2002                  5,305            5,000           5,590
 6/30/2002                  5,574            5,254           5,793
 7/31/2002                  5,065            4,774           5,301
 8/31/2002                  5,285            4,981           5,586
 9/30/2002                  4,945            4,661           5,214
10/31/2002                  4,715            4,444           5,163
11/30/2002                  5,195            4,896           5,666
12/31/2002                  5,425            5,113           5,949
 1/31/2003                  5,145            4,849           5,737
 2/28/2003                  5,295            4,991           5,854
 3/31/2003                  5,095            4,802           5,404
 4/30/2003                  5,185            4,887           5,319
 5/31/2003                  5,844            5,508           5,980
 6/30/2003                  6,593            6,215           6,725
 7/31/2003                  7,003            6,601           7,033
 8/31/2003                  7,892            7,439           8,329
 9/30/2003                  8,222            7,750           8,659
10/31/2003                  9,191            8,663           9,401
11/30/2003                 10,020            9,444           9,685
12/31/2003                 11,598           10,932          11,573

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE GREATER INDIA FUND CLASS B VS. THE BOMBAY STOCK EXCHANGE INDEX*

May 31, 1994 - December 31, 2003

                     EATON VANCE GREATER INDIA FUND- CLASS B
                                Inception: 5/2/94

                           FUND         FUND        BOMBAY STOCK
                         VALUE AT     VALUE WITH       EXCHANGE
DATE                       NAV       SALES CHARGE       INDEX
------------------------------------------------------------------
 5/31/1994                 10,000        N/A                10,000
 6/30/1994                 10,080                           10,566
 7/31/1994                 10,270                           10,806
 8/31/1994                 11,349                           11,723
 9/30/1994                 10,649                           11,119
10/31/1994                 10,599                           11,043
11/30/1994                 10,410                           10,676
12/31/1994                  9,830                           10,163
 1/31/1995                  9,081                            9,475
 2/28/1995                  8,551                            9,030
 3/31/1995                  8,362                            8,743
 4/30/1995                  7,782                            8,307
 5/31/1995                  8,092                            8,505
 6/30/1995                  8,112                            8,336
 7/31/1995                  8,312                            8,707
 8/31/1995                  7,922                            8,240
 9/30/1995                  7,522                            7,997
10/31/1995                  7,103                            7,775
11/30/1995                  6,194                            6,726
12/31/1995                  6,543                            6,960
 1/31/1996                  6,224                            6,307
 2/29/1996                  6,853                            7,744
 3/31/1996                  6,963                            7,771
 4/30/1996                  7,622                            8,536
 5/31/1996                  7,592                            8,279
 6/30/1996                  7,622                            8,467
 7/31/1996                  6,913                            7,757
 8/31/1996                  6,793                            7,614
 9/30/1996                  6,194                            6,957
10/31/1996                  5,954                            6,770
11/30/1996                  5,764                            6,150
12/31/1996                  5,904                            6,493
 1/31/1997                  6,014                            7,065
 2/28/1997                  6,224                            7,554
 3/31/1997                  6,194                            7,556
 4/30/1997                  6,703                            7,875
 5/31/1997                  6,633                            7,708
 6/30/1997                  7,313                            8,732
 7/31/1997                  7,752                            8,979
 8/31/1997                  6,883                            7,980
 9/30/1997                  7,103                            8,004
10/31/1997                  6,843                            7,971
11/30/1997                  6,264                            6,841
12/31/1997                  6,224                            6,868
 1/31/1998                  5,744                            6,175
 2/28/1998                  6,234                            6,820
 3/31/1998                  6,504                            7,362
 4/30/1998                  6,803                            7,585
 5/31/1998                  6,244                            6,748
 6/30/1998                  5,335                            5,761
 7/31/1998                  5,534                            5,696
 8/31/1998                  5,325                            5,272
 9/30/1998                  5,594                            5,564
10/31/1998                  5,305                            5,091
11/30/1998                  5,275                            5,038
12/31/1998                  5,654                            5,470
 1/31/1999                  6,344                            5,881
 2/28/1999                  6,374                            5,753
 3/31/1999                  7,483                            6,658
 4/30/1999                  6,593                            5,797
 5/31/1999                  6,833                            6,842
 6/30/1999                  7,233                            7,053
 7/31/1999                  8,112                            7,852
 8/31/1999                  9,011                            8,626
 9/30/1999                  9,211                            8,685
10/31/1999                  8,502                            8,163
11/30/1999                  9,680                            8,878
12/31/1999                 11,638                           10,316
 1/31/2000                 11,628                           11,273
 2/29/2000                 12,398                           12,918
 3/31/2000                 10,919                           11,386
 4/30/2000                  9,121                            9,389
 5/31/2000                  8,302                            8,277
 6/30/2000                  9,021                            9,179
 7/31/2000                  8,022                            8,209
 8/31/2000                  8,312                            8,620
 9/30/2000                  7,672                            7,713
10/31/2000                  7,323                            7,041
11/30/2000                  7,572                            7,552
12/31/2000                  7,133                            7,771
 1/31/2001                  7,622                            8,152
 2/28/2001                  7,223                            7,862
 3/31/2001                  5,784                            6,214
 4/30/2001                  5,694                            6,144
 5/31/2001                  6,084                            6,416
 6/30/2001                  5,714                            5,927
 7/31/2001                  5,544                            5,546
 8/31/2001                  5,435                            5,566
 9/30/2001                  4,515                            4,692
10/31/2001                  4,745                            4,904
11/30/2001                  5,175                            5,558
12/31/2001                  5,195                            5,523
 1/31/2002                  5,315                            5,614
 2/28/2002                  5,574                            5,994
 3/31/2002                  5,524                            6,018
 4/30/2002                  5,445                            5,843
 5/31/2002                  5,045                            5,590
 6/30/2002                  5,295                            5,793
 7/31/2002                  4,815                            5,301
 8/31/2002                  5,015                            5,586
 9/30/2002                  4,695                            5,214
10/31/2002                  4,476                            5,163
11/30/2002                  4,925                            5,666
12/31/2002                  5,145                            5,949
 1/31/2003                  4,875                            5,737
 2/28/2003                  5,015                            5,854
 3/31/2003                  4,825                            5,404
 4/30/2003                  4,905                            5,319
 5/31/2003                  5,534                            5,980
 6/30/2003                  6,234                            6,725
 7/31/2003                  6,623                            7,033
 8/31/2003                  7,453                            8,329
 9/30/2003                  7,762                            8,659
10/31/2003                  8,681                            9,401
11/30/2003                  9,481                            9,685
12/31/2003                 11,009                           11,573

    PERFORMANCE**                                           CLASS A     CLASS B
    ---------------------------------------------------------------------------
    Average Annual Total Returns (at net asset value)

    One Year                                                 113.81%     113.98%
    Five Years                                                14.97       14.25
    Life of Fund+                                              1.56        1.01

    SEC Average Annual Total Returns (including sales charge or applicable CDSC)

    One Year                                                 101.56%     108.98%
    Five Years                                                13.63       14.02
    Life of Fund+                                              0.94        1.01

    +Inception date: 5/2/94

* Source: Thomson Financial. Investment operations commenced 5/2/94. The chart uses closest month-end after inception.

    The chart compares the Fund's total return with that of the Bombay Stock Exchange Index, a broad-based, unmanaged market index of common stocks traded in the India market. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an index.

** Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. Class A shares redeemed within 3 months of purchase, including exchanges, are subject to a 1% early redemption fee. The Fund's returns for 2003 reflect the strong stock market performance in the region during the period.

    Past Performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be higher or lower. The performance graphs and table above do not reflect the deduction of taxes that a shareholder would incur on Fund distributions or the redemption of Fund shares.

EATON VANCE GREATER INDIA FUND as of December 31, 2003

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2003

ASSETS

Investment in South Asia Portfolio, at value (identified cost, $33,547,990)   $  50,039,696
Receivable for Fund shares sold                                                   3,119,423
Receivable for loss due to redemptions                                               25,793
Prepaid expenses                                                                      7,330
-------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                  $  53,192,242
-------------------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                                              $     250,903
Payable to affiliate for distribution and service fees                                  174
Payable to affiliate for Trustees' fees                                                  75
Accrued expenses                                                                     39,921
-------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                             $     291,073
-------------------------------------------------------------------------------------------
NET ASSETS                                                                    $  52,901,169
-------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                               $  39,952,344
Accumulated net realized loss from Portfolio (computed on the basis of
   identified cost)                                                              (3,218,647)
Accumulated net investment loss                                                    (324,234)
Net unrealized appreciation from Portfolio (computed on the basis of
   identified cost)                                                              16,491,706
-------------------------------------------------------------------------------------------
TOTAL                                                                         $  52,901,169
-------------------------------------------------------------------------------------------

CLASS A SHARES

NET ASSETS                                                                    $  31,345,644
SHARES OUTSTANDING                                                                2,700,068
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)          $       11.61
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 94.25 of $11.61)                                           $       12.32
-------------------------------------------------------------------------------------------

CLASS B SHARES

NET ASSETS                                                                    $  21,555,525
SHARES OUTSTANDING                                                                1,956,092
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)          $       11.02
-------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2003

INVESTMENT INCOME

Dividends allocated from Portfolio                                            $     297,446
Interest allocated from Portfolio                                                     3,290
Expenses allocated from Portfolio                                                  (334,219)
-------------------------------------------------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO                                            $     (33,483)
-------------------------------------------------------------------------------------------

EXPENSES

Management fee                                                                $      45,858
Trustees' fees and expenses                                                             195
Service fees --
   Class A                                                                           39,103
   Class B                                                                          105,228
Transfer and dividend disbursing agent fees                                          71,595
Registration fees                                                                    31,231
Legal and accounting services                                                        14,642
Custodian fee                                                                        12,970
Printing and postage                                                                 11,008
Miscellaneous                                                                         5,171
-------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                $     337,001
-------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                           $    (370,484)
-------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss) --
   Investment transactions (identified cost basis)                            $   1,631,662
   Foreign currency transactions                                                     10,688
-------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                             $   1,642,350
-------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                        $  16,484,688
   Foreign currency                                                                    (628)
-------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                          $  16,484,060
-------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                              $  18,126,410
-------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                    $  17,755,926
-------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                YEAR ENDED           YEAR ENDED
IN NET ASSETS                                      DECEMBER 31, 2003    DECEMBER 31, 2002
-----------------------------------------------------------------------------------------
From operations --
   Net investment loss                             $        (370,484)   $        (378,824)
   Net realized gain (loss)                                1,642,350             (848,870)
   Net change in unrealized
      appreciation (depreciation)                         16,484,060            1,117,681
-----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                 $      17,755,926    $        (110,013)
-----------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                      $      24,655,598    $       1,181,912
      Class B                                              6,445,949              297,679
   Cost of shares redeemed
      Class A                                             (4,667,210)          (1,078,500)
      Class B                                             (2,344,613)          (2,152,081)
-----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                         $      24,089,724    $      (1,750,990)
-----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS              $      41,845,650    $      (1,861,003)
-----------------------------------------------------------------------------------------

NET ASSETS
At beginning of year                               $      11,055,519    $      12,916,522
-----------------------------------------------------------------------------------------
AT END OF YEAR                                     $      52,901,169    $      11,055,519
-----------------------------------------------------------------------------------------

ACCUMULATED NET INVESTMENT
LOSS INCLUDED IN NET ASSETS

AT END OF YEAR                                     $        (324,234)   $              --
-----------------------------------------------------------------------------------------

                        See notes to financial statements

FINANCIAL HIGHLIGHTS

                                                                                 CLASS A
                                                        ---------------------------------------------------------
                                                                         YEAR ENDED DECEMBER 31,
                                                        ---------------------------------------------------------
                                                         2003(1)     2002(1)     2001(1)     2000(1)     1999(1)
-----------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $   5.430   $   5.460   $   7.390   $  11.990   $   5.780
-----------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment loss                                     $  (0.146)  $  (0.150)  $  (0.149)  $  (0.212)  $  (0.165)
Net realized and unrealized gain (loss)                     6.326       0.120      (1.781)     (4.388)      6.375
-----------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                     $   6.180   $  (0.030)  $  (1.930)  $  (4.600)  $   6.210
-----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $  11.610   $   5.430   $   5.460   $   7.390   $  11.990
-----------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                            113.81%      (0.55)%    (26.12)%    (38.36)%    107.44%
-----------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $  31,346   $   2,962   $   2,889   $   4,865   $  11,640
Ratios (As a percentage of average daily net assets):
   Expenses(3)                                               3.35%       4.75%       3.96%       2.98%       3.26%
   Expenses after custodian fee reduction(3)                 3.35%       4.75%       3.90%       2.91%       3.24%
   Net investment loss                                      (1.83)%     (2.75)%     (2.44)%     (2.20)%     (2.07)%
Portfolio Turnover of the Portfolio                            87%        112%        141%        133%         80%
-----------------------------------------------------------------------------------------------------------------

(1) Net investment loss per share was computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of the Portfolio's allocated expenses.
    Average Shares Calculated

                        See notes to financial statements

                                                                                 CLASS B
                                                        ---------------------------------------------------------
                                                                         YEAR ENDED DECEMBER 31,
                                                        ---------------------------------------------------------
                                                         2003(1)     2002(1)     2001(1)     2000(1)     1999(1)
-----------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $   5.150   $   5.200   $   7.140   $  11.650   $   5.660
-----------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment loss                                     $  (0.145)  $  (0.171)  $  (0.172)  $  (0.255)  $  (0.193)
Net realized and unrealized gain (loss)                     6.015       0.121      (1.768)     (4.255)      6.183
-----------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                     $   5.870   $  (0.050)  $  (1.940)  $  (4.510)  $   5.990
-----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $  11.020   $   5.150   $   5.200   $   7.140   $  11.650
-----------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                            113.98%      (0.96)%    (27.17)%    (38.71)%    105.83%
-----------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $  21,556   $   8,094   $  10,028   $  17,305   $  34,671
Ratios (As a percentage of average daily net assets):
   Expenses(3)                                               3.85%       5.26%       4.46%       3.50%       3.69%
   Expenses after custodian fee reduction(3)                 3.85%       5.26%       4.40%       3.43%       3.67%
   Net investment loss                                      (2.14)%     (3.28)%     (2.96)%     (2.73)%     (2.55)%
Portfolio Turnover of the Portfolio                            87%        112%        141%        133%         80%
-----------------------------------------------------------------------------------------------------------------

(1) Net investment loss per share was computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of the Portfolio's allocated expenses.

    Average Shares Calculated

                        See notes to financial statements

EATON VANCE GREATER INDIA FUND as of December 31, 2003

NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Greater India Fund (the Fund) is a mutual fund seeking long-term capital appreciation through the purchase of an interest in a separate investment company which invests primarily in equity securities of companies in India and surrounding countries of the Indian sub-continent. The Fund is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares are sold at net asset value and are subject to a contingent deferred sales charge (See Note 7). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in South Asia Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at December 31, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B INCOME -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

   C FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments, if any. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2003, the Fund, for federal income tax purposes had a capital loss carryover of $3,192,164 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryover of $2,488,708 and $703,456 will expire on December 31, 2009 and December 31, 2010, respectively.

   D USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   E INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

   F EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

   G OTHER -- Investment transactions are accounted for on a trade-date basis.

   H EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the

   Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

2  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The management fee is earned by Eaton Vance Management (EVM) as compensation for management of the business affairs of the Fund. The fee is based on a percentage of average daily net assets. For the year ended December 31, 2003, the fee was equivalent to 0.25% of the Fund's average net assets for such period and amounted to $45,858. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. In addition, investment adviser and administrative fees are paid by the Portfolio to EVM and its affiliates. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the year ended December 31, 2003, EVM earned $7,818. The Fund was informed that Eaton Vance Distributors, Inc.
   (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $42,047 from the Eaton Vance Greater India Fund as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2003.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organization.

3  SHARES OF BENEFICIAL INTEREST

   The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

                                                         YEAR ENDED DECEMBER 31,
                                                         -----------------------
   CLASS A                                                 2003          2002
   -----------------------------------------------------------------------------
   Sales                                                 2,779,616       216,656
   Redemptions                                            (625,115)     (200,499)
   -----------------------------------------------------------------------------
   NET INCREASE                                          2,154,501        16,157
   -----------------------------------------------------------------------------

                                                         YEAR ENDED DECEMBER 31,
                                                         -----------------------
   CLASS B                                                 2003          2002
   -----------------------------------------------------------------------------
   Sales                                                   740,456        57,034
   Redemptions                                            (356,976)     (411,818)
   -----------------------------------------------------------------------------
   NET INCREASE (DECREASE)                                 383,480      (354,784)
   -----------------------------------------------------------------------------

   Redemptions or exchanges of Class A shares made within three months of purchase are subject to a redemption fee equal to 1% of the amount redeemed. For the year ended December 31, 2003 the Fund received $1,267 in redemption fees on Class A shares.

4  DISTRIBUTIONS TO SHAREHOLDERS

   It is the present policy of the Fund to make (a) at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, if any, less the Fund's direct expenses and (b) at least one distribution annually of all or substantially all of the net realized capital gains allocated by the Portfolio to the Fund, if any (reduced by any available capital loss carryforwards from prior years). Shareholders may reinvest all distributions in shares of the Fund, without a sales charge, at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statement and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized losses. Permanent differences between book and tax accounting are reclassified to paid-in capital.

5  INVESTMENT TRANSACTIONS

   For the year ended December 31, 2003, increases and decreases in the Fund's investment in the Portfolio aggregated $27,986,610 and $7,407,279, respectively.

6  DISTRIBUTION AND SERVICE PLANS

   The Fund has in effect distribution plans for Class A (Class A Plan) and Class B (Class B Plan) (collectively, the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940.

   The Class A Plan provides for the payment of a monthly distribution fee to the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), in an amount equal to the aggregate of (a) 0.50% of that portion of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for less than one year and (b) 0.25% of that portion of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for more than one year.

   The Class B Plan provides for the payment of a monthly distribution fee to EVD at an annual rate not to exceed 0.75% of the Fund's average daily net assets attributable to Class B shares. The Fund will automatically discontinue payments to EVD under the Class B Plan during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the amount received by the Fund for each Class B share sold plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (See Note 7), daily amounts theretofore paid to EVD by Lloyd George Investment Management (Bermuda) Limited, investment adviser for the Portfolio (Adviser), in consideration of EVD's distribution effort. At December 31, 2003, the amount of Uncovered Distribution Charges EVD calculated under the Class B Plan was approximately $1,959,000. The amounts paid by the Adviser to EVD are equivalent to 0.15% of the Fund's average daily net assets attributable to Class B shares and are made from the Adviser's own resources, not Fund assets.

   Distribution fee payments are made for providing ongoing distribution services to the Fund. The amount payable to EVD by the Fund with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Fund's net assets. The Fund paid or accrued $32,765 and $78,921 for Class A and Class B shares, respectively, to or payable to EVD for the year ended December 31, 2003, representing 0.42% and 0.75% of average daily net assets attributable to Class A and Class B shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in an amount equal to 0.25%, on an annual basis, of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for more than one year and in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class B shares. Such payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance where there are no outstanding Uncovered Distribution Charges of EVD. For the year ended December 31, 2003, service fees amounted to $6,388 and $26,307 for Class A and Class B shares, representing 0.08% and 0.25% of average daily net assets attributable to Class A and Class B shares, respectively.

   Certain officers and Trustees of the Fund are officers of the above organization.

7  CONTINGENT DEFERRED SALES CHARGE

   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. A CDSC of 1% is imposed on any redemption of Class A shares made within 12 months of purchase that were acquired at net asset value if the purchase amount was $1 million or more. Investors who purchase Class A shares in a single fund purchase in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investments or any subsequent investment in the same fund. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plans (See Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. The Fund was informed that EVD received approximately $31,000 of CDSC paid by shareholders for Class B shares, for the year ended December 31, 2003.

EATON VANCE GREATER INDIA FUND as of December 31, 2003

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES OF EATON VANCE SPECIAL INVESTMENT TRUST AND SHAREHOLDERS OF EATON VANCE GREATER INDIA FUND:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Greater India Fund (the Fund) (one of the series of the Eaton Vance Special Investment Trust) as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Greater India Fund at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 19, 2004

SOUTH ASIA PORTFOLIO as of December 31, 2003

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 90.6%

                                                         SHARES        VALUE
--------------------------------------------------------------------------------
INDIA -- 90.6%

APPLICATIONS SOFTWARE -- 6.0%

Infosys Technologies Ltd.                                  3,692   $     450,218

India's second largest IT services provider with offerings spanning banking & finance, insurance, retail, manufacturing and telecoms. Services include software development, maintenance, re-engineering, package implementation and business process outsourcing (BPO).

Satyam Computer Services                                 180,000       1,449,271

A SEI-CMM Level 5 company, the company is an end-to-end global software services provider, with expertise in key vertical segments such as insurance, banking and telecom.

Wipro Ltd.                                                28,850       1,098,734

Wipro provides high-end R&D services and application
development & maintenance services to global
technology corporations. Business areas include
hardware design, system software and embedded
software, telecom software, e-commerce, web enabling
and customer management.
--------------------------------------------------------------------------------
                                                                   $   2,998,223
--------------------------------------------------------------------------------

AUTO AND PARTS -- 7.7%

Bajaj Auto Ltd.                                           48,500   $   1,209,019

The company is the largest manufacturer of two & three wheelers in India and has a tie-up with Kawasaki for motorcycles. Bajaj Auto continues to dominate the 3-wheeler segment with 90% market share, while its market share in the motorcycle segment is at 25%.

Maruti Udyog Ltd.(1)                                     159,000       1,311,380

A 54% subsidiary of Suzuki Motor Corp., Japan,
Maruti Udyog is India's largest car company with a market share in excess of 55%.

Tata Engineering and Locomotive Co. Ltd.                 133,421       1,322,659

A major commercial vehicle manufacturer in India,
its products include cars and utility vehicles.
--------------------------------------------------------------------------------
                                                                   $   3,843,058
--------------------------------------------------------------------------------

BANKING AND FINANCE -- 5.9%

HDFC Bank Ltd.                                           111,000   $     892,014

HDFC Bank is the leading private sector bank in India. HDFC Ltd, is the promoter of the bank. In a span of eight years, HDFC Bank has emerged as a significant player in the banking sector, with nearly 2% market share. Its interest spans both wholesale and retail lending.

Kotak Mahindra Finance Ltd.                               90,000         758,367

One of the leading non-banking finance company
(NBFC) in India, the company was converted to a commercial bank last year. It offers diverse financial solutions ranging from corporate finance, retail finance, investment banking, stock broking, mutual funds to life insurance.

LIC Housing Finance(1)                                   273,000       1,310,400

Promoted by Life Insurance Corporation of India
(India's largest life insurance company), LIC
Housing Finance is the second largest housing
finance company in India, with a market share of
7.3%.
--------------------------------------------------------------------------------
                                                                   $   2,960,781
--------------------------------------------------------------------------------

BREWERY -- 0.5%

United Breweries Ltd.(1)                                  94,380   $     261,058

India's largest beer company controlling over 45% of
the country's brewing capacity with a 40% market
share.
--------------------------------------------------------------------------------
                                                                   $     261,058
--------------------------------------------------------------------------------

CEMENT -- 0.8%

Associated Cement Cos. Ltd.                               78,000   $     419,790

One of the largest cement producers in India, with
an installed capacity aggregating 15mn tons.
--------------------------------------------------------------------------------
                                                                   $     419,790
--------------------------------------------------------------------------------

CHEMICALS -- 6.1%

Hindustan Inks and Resins Ltd.                           102,500   $   1,422,981

The company manufactures a wide range of printing, publishing & packaging inks, resins, enamels & adhesives.

Uniphos Enterprises Ltd.                                 157,000       1,614,906

A leading agrochemical manufacturer in the domestic
market. Currently the focus is to tap the growing &
profitable export market for generic (off-patent)
agrochemicals.
--------------------------------------------------------------------------------
                                                                   $   3,037,887
--------------------------------------------------------------------------------

                        See notes to financial statements

                                                         SHARES        VALUE
--------------------------------------------------------------------------------

COMMUNICATIONS SOFTWARE -- 1.9%

Hughes Software Systems                                   74,000   $     924,493

Hughes Software Systems offers a range of
communications-related software services, products
and solutions. The company's focus is on the
convergence market.
--------------------------------------------------------------------------------
                                                                   $     924,493
--------------------------------------------------------------------------------

COMPUTER HARDWARE - NETWORKING -- 3.5%

D-Link India Ltd.                                        401,000   $   1,743,746

One of the top players in the domestic network and
communication market, with a complete range of
products for all networking and communication needs
of an organization. It is a leader in several
products like NICs, hubs, unmanaged switches and
dial-up modems.
--------------------------------------------------------------------------------
                                                                   $   1,743,746
--------------------------------------------------------------------------------

DIVERSIFIED INDUSTRY -- 7.8%

Bharat Electronics Ltd.                                   24,111   $     321,806

India's largest defence equipment manufacturer with products such as defence radars, defence communications, telecommunication, sound & vision broadcasting and semiconductors. Government holds a 76% stake in the company.

Grasim Industries Ltd.                                    41,400         910,981

The company operates in VSF (viscose staple fibre), sponge iron and cement. Its recent acquisition of Larsen & Toubro's cement business, will make it
India's largest cement group.

Indian Rayon and Industries Ltd.                         146,000         864,000

The company operates in four major segments: VFY
(viscose filament yarn), garments, carbon black and textiles. The company has been a vehicle for the group's investments in branded garments, IT, BPO and life insurance (second-largest private sector life-insurance player).

Larsen & Toubro Ltd.                                     156,000       1,803,104

One of India's leading engineering and construction
companies. To focus on its core business, L&T has
recently hived-off its cement business.
--------------------------------------------------------------------------------
                                                                   $   3,899,891
--------------------------------------------------------------------------------

DIVERSIFIED MINERALS -- 4.7%

Gujarat Mineral Development Corporation                  424,254   $   2,364,664

The country's largest lignite merchant & second
largest producer of solid fuel (lignite). The
Gujarat State Government holds a 74% stake in the
company.
--------------------------------------------------------------------------------
                                                                   $   2,364,664
--------------------------------------------------------------------------------

DRUGS -- 4.6%

Divi's Laboratories Ltd.                                  55,000   $   1,898,027

A research-focused custom manufacturer of bulk drug/ intermediates with few peers in Indian pharmaceutical sector.

Dr. Reddy's Laboratories Ltd.                             13,000         406,896

Dr Reddy's Laboratories is a research-based
pharmaceutical company focusing on the US generics
and domestic markets. Dr Reddy's has filed 39 ANDAs
(Abbreviated New Drug Applications) pending approval
with USFDA, including 14 patent challenges. The
company recently acquired BMS Labs in the UK, which
would be an entry vehicle for Europe.
--------------------------------------------------------------------------------
                                                                   $   2,304,923
--------------------------------------------------------------------------------

ENERGY -- 11.5%

Bharat Petroleum Corp. Ltd.                              134,000   $   1,322,378

The company is a refinery and marketing company with a 8% market share in refining capacity. It has 5,025 retail outlets (petrol stations) throughout the country and has a domestic market share of about
22%.

Hindustan Petroleum Corp. Ltd.                           104,800       1,004,932

One of India's three premier R&M (refinery & marketing) companies, the company refines crude oil into constituent fuel products at its two refineries in Mumbai & Vishakhpatnam. It has an installed capacity of 13 mmtpa and a domestic market share of 20%.

Indian Oil Corporation                                   154,500       1,547,370

India's premier oil refinery and marketing company with 82% stake held by the Government of India, the company accounts for more than 50% of petroleum product sales and 42% of the refining capacity in the country.

Oil and Natural Gas Corp. Ltd.                           108,000       1,892,515

India's dominant exploration & production company
and 84% owned by the Government of India. The
company has a virtual monopoly in the production of
crude oil & natural gas in the country.
--------------------------------------------------------------------------------
                                                                   $   5,767,195
--------------------------------------------------------------------------------

                        See notes to financial statements

                                                         SHARES        VALUE
--------------------------------------------------------------------------------
ENGINEERING -- 6.6%

ABB Ltd.                                                  96,500   $   1,425,027

Asea Brown Boveri, a 51% subsidiary of ABB worldwide, provides products and solutions for the transmission & distribution and automation markets.

Engineers India Ltd.                                      62,000         532,690

The company provides engineering design and consultancy services for refineries, oil and gas projects, pipelines, petrochemical complexes and other industries, and is 90% owned by the Government of India.

Siemens India Ltd.                                        56,528       1,330,220

The company manufactures diversified products for
energy, industry, healthcare (a supplier of
high-tech medical electronics), transportation and
the component segments. It also has joint ventures
which supply equipment in the fields of
telecommunication and information technology.
--------------------------------------------------------------------------------
                                                                   $   3,287,937
--------------------------------------------------------------------------------

FOODS -- 1.4%

Balrampur Chini Mills Ltd.                               117,685   $     719,523

The company is engaged in the manufacturing and
marketing of sugar, alcohol, and bio-fertilizers. It
possesses an aggregate cane crushing capacity of
25000 tcd (tons crushed per day) across three
different locations.
--------------------------------------------------------------------------------
                                                                   $     719,523
--------------------------------------------------------------------------------

HEALTHCARE - BIOTECH -- 0.8%

Transgene Biotek Ltd.(1)                                 240,000   $     416,877

Transgene Biotek works in close collaboration with
several US-based companies and research
organizations to develop and commercialize various
biotechnology products in the areas of vaccines and
therapeutics.
--------------------------------------------------------------------------------
                                                                   $     416,877
--------------------------------------------------------------------------------

INFORMATION SERVICES -- 1.1%

Geodesic Information Systems Ltd.(1)                      68,396   $     565,682

Geodesic is a forerunner in the area of unified
messaging. The messaging solution 'Mundu' messenger
is an 'Interoperable Instant Messaging' tool that
lets users communicate with one another instantly
and seamlessly communicate across other major
instant messaging services including AIM, ICQ, MSN
and Yahoo.
--------------------------------------------------------------------------------
                                                                   $     565,682
--------------------------------------------------------------------------------

METALS - ALUMINIUM -- 5.0%

Hindalco Industries Ltd.                                  38,841   $   1,198,899

An integrated aluminium producer that has a low cost copper smelter. It owns 96% of Indian Aluminium, which sells alumina and high-end fabricated aluminium products.

National Aluminium Co. Ltd.                              303,500       1,301,807

Nalco is a leading producer of alumina and aluminium
in India, with integrated operations. The Government
is the principal shareholder, owning 87% of the
shares outstanding.
--------------------------------------------------------------------------------
                                                                   $   2,500,706
--------------------------------------------------------------------------------

METALS - NON-FERROUS -- 2.5%

Sterlite Industries (India) Ltd.                          40,681   $   1,249,141

The company is the only non-ferrous metals company
in India to have a presence across key base metal
businesses, namely copper, aluminum and zinc.
--------------------------------------------------------------------------------
                                                                   $   1,249,141
--------------------------------------------------------------------------------

METALS - STEEL -- 1.5%

Steel Authority of India Ltd.(1)                         682,000   $     763,840

The company is the largest domestic steel producer
and fifteenth largest global producer with an annual
crude steel production of 11mnt in FY03.
--------------------------------------------------------------------------------
                                                                   $     763,840
--------------------------------------------------------------------------------

MISCELLANEOUS -- 0.3%

United Breweries Holdings Ltd.(1)                        141,570   $     134,356

De-merged entity of United Breweries Ltd. United
Breweries Holdings is a holding company of United
Breweries Ltd.
--------------------------------------------------------------------------------
                                                                   $     134,356
--------------------------------------------------------------------------------

PETROCHEMICAL -- 4.3%

Finolex Industries Ltd.                                  355,500   $     640,484

Finolex Industries is India's third largest producer of PVC resin with a capacity of 130,000 tpa, a significant portion of which is consumed by its pipes/fittings business (49,000 tpa capacity).

Reliance Industries Ltd.                                 120,000       1,507,069

The 4th largest petrochemicals / energy company in
Asia, with respectable global rankings in each of
its major businesses. The group enjoys the
distinction of operating fully-integrated production
facilities, from oil to textile.
--------------------------------------------------------------------------------
                                                                   $   2,147,553
--------------------------------------------------------------------------------

                        See notes to financial statements

                                                         SHARES        VALUE
--------------------------------------------------------------------------------
POWER CONVERTERS / POWER SUPPLY EQUIPMENT --  2.9%

Bharat Heavy Electricals Ltd.                            130,000   $   1,447,310

A dominant player in the domestic power plant
equipment and electrical engineering industry,
BHEL supplies power plant equipment to central
utilities, state electricity boards & independent
power producers (IPPs) and undertakes turnkey
projects. It also supplies equipment like
turbines, generators and boilers.
--------------------------------------------------------------------------------
                                                                   $   1,447,310
--------------------------------------------------------------------------------

PROPERTY -- 0.0%

Gesco Corp. Ltd.(1)                                            2   $           1

Engaged in real estate and property development.
De-merged entity of GE Shipping.
--------------------------------------------------------------------------------
                                                                   $           1
--------------------------------------------------------------------------------

TEXTILE PRODUCTS -- 2.0%

Alok Industries Ltd.                                     789,195   $   1,013,629

Alok Industries Ltd has its presence in Home
textiles (9% of turnover), Woven fabric (74%), Knit
fabric (8%) & Texturised yarn (9%). Currently 30% of
its turnover from woven fabrics is through in-house
manufactured fabric, and balance is outsourced &
processed.
--------------------------------------------------------------------------------
                                                                   $   1,013,629
--------------------------------------------------------------------------------

TOBACCO -- 1.2%

ITC Ltd.                                                  27,000   $     582,638

A leader in the Indian cigarette market with 67%
market share. It has also diversified in various
other segments such as hotels, agri-exports and
paper.
--------------------------------------------------------------------------------
                                                                   $     582,638
--------------------------------------------------------------------------------

TRANSPORTATION -- 0.0%

Great Eastern Shipping Co. Ltd.                               90   $         303

The largest private sector shipping company in
India.
--------------------------------------------------------------------------------
                                                                   $         303
--------------------------------------------------------------------------------

TOTAL INDIA
   (IDENTIFIED COST $28,864,332)                                   $  45,355,205
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $28,864,332)                                   $  45,355,205
--------------------------------------------------------------------------------

WARRANTS -- 0.0%

                                                         SHARES        VALUE
--------------------------------------------------------------------------------
INDIA -- 0.0%

HEALTHCARE - BIOTECH -- 0.0%

Transgene Biotek Ltd.(1)                                 240,000   $           0
--------------------------------------------------------------------------------
                                                                   $           0
--------------------------------------------------------------------------------
TOTAL INDIA
   (IDENTIFIED COST $64,907)                                       $           0
--------------------------------------------------------------------------------

TOTAL WARRANTS
   (IDENTIFIED COST $64,907)                                       $           0
--------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 90.6%
   (IDENTIFIED COST $28,929,239)                                   $  45,355,205
--------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 9.4%                             $   4,684,729
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $  50,039,934
--------------------------------------------------------------------------------

Company descriptions are unaudited.

(1) Non-income producing security.

                        See notes to financial statements

TOP TEN HOLDINGS

                                                               PERCENTAGE
COMPANY                           INDUSTRY SECTOR             OF NET ASSETS        VALUE
--------------------------------------------------------------------------------------------
Gujarat Mineral Development
   Corporation                    Diversified Minerals            4.7%         $   2,364,664
Divi's Laboratories Ltd.          Drugs                           3.8              1,898,027
Oil and Natural Gas Corp. Ltd.    Energy                          3.8              1,892,515
Larsen & Toubro Ltd.              Diversified Industry            3.6              1,803,104
D-Link India Ltd.                 Computer Hardware -
                                     Networking                   3.5              1,743,746
Uniphos Enterprises Ltd.          Chemicals                       3.2              1,614,906
Indian Oil Corporation            Energy                          3.1              1,547,370
Reliance Industries Ltd.          Petrochemical                   3.0              1,507,069
Satyam Computer Services          Applications Software           2.9              1,449,271
Bharat Heavy Electricals Ltd.     Power Converters/Power
                                    Supply Equipment              2.9              1,447,310

INDUSTRY CONCENTRATION -- BELOW ARE THE TOP TEN INDUSTRY SECTORS REPRESENTED IN THE PORTFOLIO OF INVESTMENTS

                                   PERCENTAGE
COMPANY                           OF NET ASSETS            VALUE
--------------------------------------------------------------------
Energy                                11.5%              $  5,767,195
Diversified Industry                   7.8                  3,899,891
Auto and Parts                         7.7                  3,843,058
Engineering                            6.6                  3,287,937
Chemicals                              6.1                  3,037,887
Applications Software                  6.0                  2,998,223
Banking and Finance                    5.9                  2,960,781
Metals - Aluminium                     5.0                  2,500,706
Diversified Minerals                   4.7                  2,364,664
Drugs                                  4.6                  2,304,923

                        See notes to financial statements

SOUTH ASIA PORTFOLIO as of December 31, 2003

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2003

ASSETS

Investments, at value (identified cost, $28,929,239)                      $  45,355,205
Cash                                                                          5,198,506
Foreign currency, at value (identified cost, $73,899)                            73,656
Interest and dividends receivable                                                19,394
---------------------------------------------------------------------------------------
TOTAL ASSETS                                                              $  50,646,761
---------------------------------------------------------------------------------------

LIABILITIES

Payable to affiliate for Trustees' fees                                   $          71
Accrued expenses                                                                606,756
---------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                         $     606,827
---------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                 $  50,039,934
---------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                   $  33,614,218
Net unrealized appreciation (computed on the basis of identified cost)       16,425,716
---------------------------------------------------------------------------------------
TOTAL                                                                     $  50,039,934
---------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2003

INVESTMENT INCOME

Dividends (net of foreign taxes $990)                                     $     297,448
Interest                                                                          3,290
---------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   $     300,738
---------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                    $     136,365
Administration fee                                                               45,590
Trustees' fees and expenses                                                       5,123
Custodian fee                                                                   103,500
Legal and accounting services                                                    37,061
Miscellaneous                                                                     6,711
---------------------------------------------------------------------------------------
TOTAL EXPENSES                                                            $     334,350
---------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                       $     (33,612)
---------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                        $   1,634,180
   Foreign currency transactions                                                 10,696
---------------------------------------------------------------------------------------
NET REALIZED GAIN                                                         $   1,644,876
---------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                    $  16,740,752
   Foreign currency                                                                (631)
---------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                      $  16,740,121
---------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                          $  18,384,997
---------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                $  18,351,385
---------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                              YEAR ENDED           YEAR ENDED
IN NET ASSETS                                    DECEMBER 31, 2003    DECEMBER 31, 2002
---------------------------------------------------------------------------------------
From operations --
   Net investment loss                           $         (33,612)   $         (97,122)
   Net realized gain (loss)                              1,644,876             (918,095)
   Net change in unrealized
      appreciation (depreciation)                       16,740,121            1,165,519
---------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS       $      18,351,385    $         150,302
---------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                 $      27,986,610    $       1,477,300
   Withdrawals                                          (7,465,206)          (4,110,492)
---------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                          $      20,521,404    $      (2,633,192)
---------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS            $      38,872,789    $      (2,482,890)
---------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                             $      11,167,145    $      13,650,035
---------------------------------------------------------------------------------------
AT END OF YEAR                                   $      50,039,934    $      11,167,145
---------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                                           YEAR ENDED DECEMBER 31,
                                                        ---------------------------------------------------------
                                                          2003        2002        2001        2000        1999
-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                  1.82%       2.77%       2.52%       1.82%       2.09%
   Expenses after custodian fee reduction                    1.82%       2.77%       2.46%       1.75%       2.07%
   Net investment loss                                      (0.18)%     (0.77)%     (1.02)%     (1.04)%     (0.94)%
Portfolio Turnover                                             87%        112%        141%        133%         80%
-----------------------------------------------------------------------------------------------------------------
Total Return(1)                                            120.47%       1.53%     (25.70)%        --          --
-----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                 $  50,040   $  11,167   $  13,650   $  23,236   $  48,278
-----------------------------------------------------------------------------------------------------------------

(1) Total return is required to be disclosed for fiscals years beginning after December 15, 2000.

    Other Calculated

                        See notes to financial statements

SOUTH ASIA PORTFOLIO as of December 31, 2003

NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   South Asia Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on January 18, 1994, seeks to achieve long-term capital appreciation by investing primarily in equity securities of companies in India and surrounding countries of the Indian sub-continent. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2003, the Eaton Vance Greater India Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded. (Such prices may not be used, however, where an active over-the-counter market in an exchange listed security better reflects current market value). Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Generally, trading in the foreign securities owned by the Portfolio is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Portfolio generally are computed as of such times. Occasionally, events affecting the value of foreign securities may occur between such times and the close of the Exchange which will not be reflected in the computation of a Portfolio's net asset value (unless the Portfolio deems that such events would materially affect its net asset value, in which case an adjustment would be made and reflected in such computation). A Portfolio may rely on an independent fair valuation service in making any such adjustment. Foreign securities and currency held by a Portfolio will be valued in U.S. dollars; such values will be computed by the custodian based on foreign currency exchange rate quotations supplied by an independent quotation service.

   B FEDERAL TAXES -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

   In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to capital gains tax in India on gains realized upon disposition of Indian securities, payable prior to repatriation of sales proceeds. The tax is computed on net realized gains; any realized losses in excess of gains may be carried forward to offset future gains. During the year ended December 31, 2003, the Portfolio made no payments of tax subject to such requirement. In addition, the Portfolio accrues a deferred tax liability for net unrealized gains in excess of available carryforwards on Indian securities. As of December 31, 2003, non-U.S. taxes provided on unrealized gains were $480,203.

   C FINANCIAL FUTURES CONTRACTS -- Upon entering into a financial futures contract, the Portfolio is required to deposit (initial margin) either cash or securities in an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

   D FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

   E FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

   F EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

   G USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   H INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio, Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   I OTHER -- Investment transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (the Adviser) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended December 31, 2003, the adviser fee was 0.75% of average daily net assets and amounted to $136,365. In addition, an administration fee is earned by Eaton Vance Management (EVM) for administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended December 31, 2003, the administration fee was 0.25% of average net assets and amounted to $45,590. Except as to Trustees of the Portfolio who are not members of the Adviser's or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   For the year ended December 31, 2003, purchases and sales of investments, other than short-term obligations, aggregated $31,297,600 and $15,664,220 respectively.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2003, as computed on a federal income tax basis, are as follows:

   AGGREGATE COST                                                $   28,773,270
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                 $   17,718,121
   Gross unrealized depreciation                                     (1,136,186)
   -----------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                   $   16,581,935
   -----------------------------------------------------------------------------

   The depreciation on currency is $250.

5  RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

   Settlement of securities transactions in the Indian subcontinent may be delayed and is generally less frequent than in the United States, which could affect the liquidity of the Portfolio's assets. The Portfolio may be unable to sell securities where the registration process is incomplete and may experience delays in receipt of dividends.

6  INDIA TAXES

   The Portfolio is subject to certain Indian income taxes in connection with distributions from, and transactions in, Indian securities. The Portfolio has been advised that the Indian tax authority is conducting a review of the Portfolio's tax returns filed for the tax years ended March 31, 2002 and 2001. As of December 31, 2003, the Portfolio has not been advised of the results of that review.

   The focus of the review is the accounting method followed by the Portfolio in the netting of capital gains and capital losses based on differing holding periods of the securities sold. The netting convention followed by the Portfolio during the period under review differs from the netting convention adopted by the Indian taxing authorities during the year ended December 2002, and currently being followed by the Portfolio. The Portfolio believes the netting convention used during the period under review was appropriate and in accordance with tax regulations existing at the time.

7  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a committed $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2003.

SOUTH ASIA PORTFOLIO as of December 31, 2003

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF SOUTH ASIA PORTFOLIO

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of South Asia Portfolio (the Portfolio) as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of South Asia Portfolio at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 19, 2004

EATON VANCE GREATER INDIA FUND

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Special Investment Trust (the Trust) and South Asia Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc., "LGM" refers to Lloyd George Management (B.V.I.) Limited, and "Lloyd George" refers to Lloyd George Investment Management (Bermuda) Limited. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM. Lloyd George is a wholly-owned subsidiary of LGM.

                                                                                               NUMBER OF
                             POSITION(S)           TERM OF                                    PORTFOLIOS
                              WITH THE            OFFICE AND                                IN FUND COMPLEX
   NAME AND                   TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)     OVERSEEN BY      OTHER DIRECTORSHIPS
 DATE OF BIRTH              THE PORTFOLIO          SERVICE         DURING PAST FIVE YEARS      TRUSTEE(1)             HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)

Jessica M. Bibliowicz         Trustee       Trustee of the Trust  Chairman, President and         193         Director of National
11/28/59                                     since 1998; of the   Chief Executive Officer                      Financial Partners
                                            Portfolio since 2003  of National Financial
                                                                  Partners (financial
                                                                  services company) (since
                                                                  April 1999). President
                                                                  and Chief Operating
                                                                  Officer of John A. Levin
                                                                  & Co. (registered
                                                                  investment adviser)
                                                                  (July 1997 to April
                                                                  1999) and a Director of
                                                                  Baker, Fentress &
                                                                  Company, which owns John
                                                                  A. Levin & Co. (July
                                                                  1997 to April 1999). Ms.
                                                                  Bibliowicz is an
                                                                  interested person
                                                                  because of her
                                                                  affiliation with a
                                                                  brokerage firm.

James B. Hawkes            Trustee of the   Trustee of the Trust  Chairman, President and         195            Director of EVC
11/9/41                     Trust; Vice      since 1989; of the   Chief Executive Officer
                           President and    Portfolio since 1994  of BMR, EVC, EVM and EV;
                            Trustee of                            Director of EV; Vice
                           the Portfolio                          President and Director
                                                                  of EVD. Trustee and/or
                                                                  officer of 195
                                                                  registered investment
                                                                  companies in the Eaton
                                                                  Vance Fund Complex. Mr.
                                                                  Hawkes is an interested
                                                                  person because of his
                                                                  positions with BMR, EVM,
                                                                  EVC and EV, which are
                                                                  affiliates of the Fund
                                                                  and the Portfolio.

Hon. Robert Lloyd George    Trustee and          Since 1994       Chief Executive Officer          5             Chairman of LGM
8/13/52                    President of                           of LGM and Lloyd George.
                           the Portfolio                          Mr. Lloyd George is an
                                                                  interested person
                                                                  because of his positions
                                                                  with LGM and Lloyd
                                                                  George, which are
                                                                  affiliates of the
                                                                  Portfolio.

NONINTERESTED TRUSTEE(S)

Edward K.Y. Chen             Trustee of          Since 1994       President of Lingnan             5            Director of First
1/14/45                    the Portfolio                          University in Hong Kong.                    Pacific Company, Asia
                                                                                                                    Satellite
                                                                                                                Telecommunications
                                                                                                             Holdings Ltd. and Wharf
                                                                                                                 Holdings Limited
                                                                                                               (property management
                                                                                                               and communications)

Samuel L. Hayes, III          Trustee       Trustee of the Trust  Jacob H. Schiff                 195         Director of Tiffany &
2/23/35                                      since 1989; of the   Professor of Investment                         Co. (specialty
                                            Portfolio since 1994  Banking Emeritus,                           retailer) and Telect,
                                                                  Harvard University                         Inc. (telecommunication
                                                                  Graduate School of                            services company)
                                                                  Business Administration.

William H. Park               Trustee            Since 2003       President and Chief             192                  None
9/19/47                                                           Executive Officer, Prizm
                                                                  Capital Management, LLC
                                                                  (investment management
                                                                  firm) (since 2002).
                                                                  Executive Vice President
                                                                  and Chief Financial
                                                                  Officer, United Asset
                                                                  Management Corporation
                                                                  (a holding company
                                                                  owning institutional
                                                                  investment management
                                                                  firms) (1982-2001).

                                                                                               NUMBER OF
                             POSITION(S)           TERM OF                                    PORTFOLIOS
                              WITH THE            OFFICE AND                                IN FUND COMPLEX
   NAME AND                   TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)     OVERSEEN BY      OTHER DIRECTORSHIPS
 DATE OF BIRTH              THE PORTFOLIO          SERVICE         DURING PAST FIVE YEARS      TRUSTEE(1)             HELD
------------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S)
(CONTINUED)

Ronald A. Pearlman            Trustee            Since 2003       Professor of Law,               192                  None
7/10/40                                                           Georgetown University
                                                                  Law Center (since 1999).
                                                                  Tax Partner, Covington &
                                                                  Burling, Washington, DC
                                                                  (1991-2000).

Norton H. Reamer              Trustee       Trustee of the Trust  President, Chief                195                  None
9/21/35                                      since 1989; of the   Executive Officer and
                                            Portfolio since 1996  Director of Asset
                                                                  Management Finance Corp.
                                                                  (a specialty finance
                                                                  company serving the
                                                                  investment management
                                                                  industry) (since October
                                                                  2003). President,
                                                                  Unicorn Corporation (an
                                                                  investment and financial
                                                                  advisory services
                                                                  company) (since
                                                                  September 2000).
                                                                  Formerly, Chairman,
                                                                  Hellman, Jordan
                                                                  Management Co., Inc. (an
                                                                  investment management
                                                                  company) (2000-2003).
                                                                  Formerly, Advisory
                                                                  Director of Berkshire
                                                                  Capital Corporation
                                                                  (investment banking
                                                                  firm) (2002-2003).
                                                                  Formerly, Chairman of
                                                                  the Board, United Asset
                                                                  Management Corporation
                                                                  (a holding company
                                                                  owning institutional
                                                                  investment management
                                                                  firms) and Chairman,
                                                                  President and Director,
                                                                  UAM Funds (mutual funds)
                                                                  (1980-2000).

Lynn A. Stout                Trustee of     Trustee of the Trust  Professor of Law,               195                  None
9/14/57                      the Trust       since 1998; of the   University of California
                                            Portfolio since 2003  at Los Angeles School of
                                                                  Law (since July 2001).
                                                                  Formerly, Professor of
                                                                  Law, Georgetown
                                                                  University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                   POSITION(S)              TERM OF
                                    WITH THE               OFFICE AND
        NAME AND                    TRUST AND               LENGTH OF                  PRINCIPAL OCCUPATION(S)
      DATE OF BIRTH               THE PORTFOLIO              SERVICE                    DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.          President of the Trust        Since 2002       Executive Vice President of EVM, BMR, EVC and
5/31/58                                                                     EV; Chief Investment Officer of EVM and BMR and
                                                                            Director of EVC. Chief Executive Officer of
                                                                            Belair Capital Fund LLC, Belcrest Capital Fund
                                                                            LLC, Belmar Capital Fund LLC, Belport Capital
                                                                            Fund LLC and Belrose Capital Fund LLC (private
                                                                            investment companies sponsored by EVM). Officer
                                                                            of 54 registered investment companies managed by
                                                                            EVM or BMR.

William Walter Raleigh Kerr     Vice President of          Since 1994       Director, Finance Director and Chief Operating
8/17/50                           the Portfolio                             Officer of Lloyd George. Director of LGM.
                                                                            Officer of 4 registered investment companies
                                                                            managed by EVM or BMR.

Duke E. Laflamme                Vice President of          Since 2001       Vice President of EVM and BMR. Officer of 11
7/8/69                              the Trust                               registered investment companies managed by EVM
                                                                            or BMR.

Thomas H. Luster                Vice President of          Since 2002       Vice President of EVM and BMR. Officer of 15
4/8/62                              the Trust                               registered investment companies managed by EVM
                                                                            or BMR.

Zaheer Sitabkhan                Vice President of          Since 1999       Director of the Lloyd George. Officer of 2
1/17/65                           the Portfolio                             registered investment companies managed by EVM
                                                                            or BMR.

Alan R. Dynner                      Secretary              Since 1997       Vice President, Secretary and Chief Legal
10/10/40                                                                    Officer of BMR, EVM, EVD, EV and EVC. Officer of
                                                                            195 registered investment companies managed by
                                                                            EVM or BMR.

William J. Austin, Jr.             Treasurer of           Since 2002(2)     Vice President of EVM and BMR. Officer of 58
12/27/51                          the Portfolio                             registered investment companies managed by EVM
                                                                            or BMR.

James L. O'Connor            Treasurer of the Trust        Since 1989       Vice President of BMR, EVM and EVD. Officer of
4/1/45                                                                      116 registered investment companies managed by
                                                                            EVM or BMR.

(1) Includes both master and feeder funds in a master-feeder structure.
(2) Prior to 2002, Mr. Austin served as Assistant Treasurer of the Portfolio from 1994.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

                   INVESTMENT ADVISER OF SOUTH ASIA PORTFOLIO
                       LLOYD GEORGE INVESTMENT MANAGEMENT
                               (BERMUDA) LIMITED
                            3808 ONE EXCHANGE SQUARE
                               CENTRAL, HONG KONG

             SPONSOR AND MANAGER OF EATON VANCE GREATER INDIA FUND
                   AND ADMINISTRATOR OF SOUTH ASIA PORTFOLIO
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                             PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 (617) 482-8260

                                   CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116

                                 TRANSFER AGENT
                                   PFPC INC.
                            ATTN: EATON VANCE FUNDS
                                 P.O. BOX 9653
                           PROVIDENCE, RI 02940-9653
                                 (800) 262-1122

                              INDEPENDENT AUDITORS
                             DELOITTE & TOUCHE LLP
                              200 BERKELEY STREET
                             BOSTON, MA 02116-5022

                         EATON VANCE GREATER INDIA FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

    THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS WHICH CONTAINS MORE COMPLETE INFORMATION ON THE FUND, INCLUDING ITS SALES CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

142-2/04                                                                   GISRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) -(d)

EATON VANCE GREATER INDIA FUND (the "Fund") is a series of Eaton Vance Special Investment Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. Including the Fund, the Trust contains a total of 11 series (collectively, the "Series"). This Form N-CSR/A relates to the Fund's annual report.

The following table presents the aggregate fees billed to the Fund for the Fund's fiscal years ended December 31, 2002 and December 31, 2003 by the Fund's principal accountant for professional services rendered for the audit of the Fund's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

EATON VANCE GREATER INDIA FUND

FISCAL YEARS ENDED                                    12/31/02         12/31/03
--------------------------------------------------------------------------------
Audit Fees                                           $    7,179       $    8,549

Audit-Related Fees(1)                                $        0       $        0

Tax Fees(2)                                          $    5,300       $    5,200

All Other Fees(3)                                    $        0       $        0
                                                     ---------------------------

Total                                                $   12,479       $   13,749
                                                     ===========================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have the same fiscal year end (December
31). The Series differ, however, as to principal accountant; i.e., certain Series have PricewaterhouseCoopers LLP ("PWC") as a principal accountant and other Series have Deloitte & Touche LLP ("D&T") as a principal accountant. The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by each Series's respective principal accountant for the last two fiscal years of each Series.

FISCAL YEARS ENDED                            12/31/02                        12/31/03
                                         PWC             D&T             PWC             D&T
------------------------------------------------------------------------------------------------
AUDIT FEES                            $   82,750      $   38,181      $   99,800      $   61,346

AUDIT-RELATED FEES(1)                 $        0      $        0      $        0      $        0

TAX FEES(2)                           $   47,965      $   27,300      $   54,190      $   32,300

ALL OTHER FEES(3)                     $        0      $        0      $        0      $        0
                                      ----------------------------------------------------------

TOTAL                                 $  130,715      $   65,481      $  153,990      $   93,646
                                      ==========================================================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to all of the Series in the Trust by each Series's respective principal accountant (either PWC or D&T) for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by PWC and D&T for the last two fiscal years of each Series.

FISCAL YEARS ENDED                             12/31/02                        12/31/03
                                         PWC              D&T             PWC            D&T
------------------------------------------------------------------------------------------------
REGISTRANT(1)                         $   47,965      $   27,300      $   54,190      $   32,300

EATON VANCE(2)                        $        0      $  336,546      $        0      $  458,168

(1)  Includes all of the Series in the Trust.

(2) Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Not required in this filing.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE SPECIAL INVESTMENT TRUST (ON BEHALF OF (EATON VANCE GREATER INDIA
FUND))


By:    /S/ Thomas E. Faust Jr.
       -----------------------------
       Thomas E. Faust Jr.
       President


Date:  June 8, 2004
       ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ James L. O'Connor
       -----------------------------
       James L. O'Connor
       Treasurer


Date:  June 8, 2004
       ------------


By:    /S/ Thomas E. Faust Jr.
       -----------------------------
       Thomas E. Faust Jr.
       President


Date:  June 8, 2004
       ------------